SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is July 27, 2018.
For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL GROWTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND MFS® EQUITY OPPORTUNITIES FUND MFS® GLOBAL ALTERNATIVE STRATEGY FUND MFS® GLOBAL EQUITY FUND	MFS® GLOBAL TOTAL RETURN FUND MFS® INFLATION-ADJUSTED BOND FUND MFS® STRATEGIC INCOME FUND MFS® UTILITIES FUND
Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts," under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global Alternative Strategy Fund, MFS Global Growth Fund, and MFS Strategic Income Fund only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Alternative Strategy Fund	Benjamin Nastou	Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index Lipper Alternative Global Macro Funds
	Natalie Shapiro	Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index Lipper Alternative Global Macro Funds
MFS Global Growth Fund	David Antonelli	MSCI All Country World Growth Index (net div) Lipper Global Multi-Cap Growth Funds
	Jeffrey Constantino	MSCI All Country World Growth Index (net div) MSCI All Country World Index (net div) Lipper Global Funds Lipper Global Multi-Cap Growth Funds Lipper Global Large-Cap Growth Funds
	Joseph Skorski[1]	MSCI All Country World Growth Index (net div) MSCI All Country World Index (net div)
MFS Strategic Income Fund	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Multi Sector Income Funds
	Neeraj Arora[2]	JPMorgan Emerging Markets Bond Index Global
	Philipp Burgener	Bloomberg Barclays U.S. Aggregate Bond Index
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Alexander Mackey	Bloomberg Barclays U.S. Aggregate Bond Index
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index
	Michael Skatrud[3]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

1 Information is as of May 1, 2018.
2 Information is as of June 1, 2018.
3 Information is as of March 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who
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have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
With respect to Mr. Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities.  This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended October 31, 2017. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Global Alternative Strategy Fund	Benjamin Nastou	N
	Natalie Shapiro	D

MFS Global Growth Fund	David Antonelli	F
	Jeffrey Constantino	E
	Joseph Skorski[1]	D

MFS Strategic Income Fund	Joshua Marston	N
	William Adams	D
	Neeraj Arora[2]	N
	Philipp Burgener	N

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Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
	David Cole	N
	Alexander Mackey	N
	Robert Persons	N
	Michael Skatrud[3]	N
1 Mr. Skorski became a Portfolio Manager of the Fund on May 1, 2018. Information is as of June 30, 2018.
2 Mr. Arora became a Portfolio Manager of the Fund on June 1, 2018. Information is as of June 30, 2018.
3 Mr. Skatrud became a Portfolio Manager of the Fund on March 1, 2018. Information is as of March 31, 2018.

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended October 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Alternative Strategy Fund	Benjamin Nastou	Registered Investment Companies[1]	5	$1.9 billion
		Other Pooled Investment Vehicles	2	$83.8 million
		Other Accounts	0	Not Applicable
	Natalie Shapiro	Registered Investment Companies[1]	5	$1.9 billion
		Other Pooled Investment Vehicles	2	$83.8 million
		Other Accounts	0	Not Applicable

MFS Global Growth Fund	David Antonelli	Registered Investment Companies[1]	9	$15.6 billion
		Other Pooled Investment Vehicles	10	$4.5 billion
		Other Accounts	25	$7.7 billion
	Jeffrey Constantino	Registered Investment Companies[1]	8	$8.9 billion
		Other Pooled Investment Vehicles	5	$1.1 billion
		Other Accounts	14	$2.9 billion
	Joseph Skorski[2]	Registered Investment Companies[1]	2	$385.2 million
	(Became a Portfolio Manager of the Fund on May 1, 2018)	Other Pooled Investment Vehicles	4	$728.9 million
		Other Accounts	14	$2.2 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Strategic Income Fund	Joshua Marston	Registered Investment Companies[1]	10	$21.6 billion
		Other Pooled Investment Vehicles	7	$1.2 billion
		Other Accounts	12	$241.3 million
	William Adams	Registered Investment Companies[1]	12	$9.2 billion
		Other Pooled Investment Vehicles	6	$1.1 billion
		Other Accounts	1	$108.4 million
	Neeraj Arora[2] (Became a Portfolio Manager of the Fund on June 1, 2018)	Registered Investment Companies[1]	2	$354.7 million
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Philipp Burgener	Registered Investment Companies[1]	4	$2.4 billion
		Other Pooled Investment Vehicles	1	$709.2 million
		Other Accounts	0	Not Applicable
	David Cole	Registered Investment Companies[1]	11	$9.2 billion
		Other Pooled Investment Vehicles	4	$1.2 billion
		Other Accounts	1	$108.4 million
	Alexander Mackey	Registered Investment Companies[1]	9	$8.9 billion
		Other Pooled Investment Vehicles	3	$982.4 million
		Other Accounts	0	Not Applicable
	Robert Persons	Registered Investment Companies[1]	17	$30.9 billion
		Other Pooled Investment Vehicles	8	$4.5 billion
		Other Accounts	4	$677.7 million
	Michael Skatrud[3] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	11	$8.6 billion
		Other Pooled Investment Vehicles	5	$893.8 million
		Other Accounts	1	$42.0 million
1 Includes the Fund.
2 Account information is as of June 30, 2018.
3 Account information is as of March 31, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the tables above.

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